Note 14 - Share-based Payments - Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Statement Line Items [Line Items]
Balance, number of options	3,999,000	2,045,835	3,602,501
Balance, weighted average exercise price	$ 0.21	$ 0.18	$ 0.33
Balance, weighted average remaining contract life	2.77	0.86	1.35
Granted, number of options	2,920,000	4,012,000	700,000
Granted, weighted average exercise price	$ 0.07	$ 0.21	$ 0.69
Granted, weighted average remaining contract life (in shares) | shares	2.89	2.76	0.64
Expired, number of options	(25,000)	(2,049,085)	(957,500)
Expired, weighted average exercise price	$ 0.23	$ 0.18	$ 0.81
Expired, weighted average remaining contract life (in shares) | shares			0.6
Forfeited, number of options	(90,000)	(9,750)	(1,000,000)
Forfeited, weighted average exercise price	$ 0.23	$ 0.24	$ 0.66
Forfeited, weighted average remaining contract life (in shares) | shares		2.34	0.53
Exercised, number of options			(299,166)
Exercised, weighted average exercise price			$ 0.18
Exercised, weighted average remaining contract life (in shares) | shares
Balance, number of options	6,804,000	3,999,000	2,045,835
Balance, weighted average exercise price	$ 0.19	$ 0.21	$ 0.18
Balance, weighted average remaining contract life	2.26	2.77	0.86
Options exercisable, number of options	4,566,000	2,577,000	1,820,835
Options exercisable, weighted average exercise price	$ 0.19	$ 0.21	$ 0.19